EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated September 22, 2014 to the Prospectus and Statement of Additional Information of Blackstone Alternative Multi-Manager Fund, a series of Blackstone Alternative Investment Funds, dated July 30, 2014, filed with the Securities and Exchange Commission on September 22, 2014 under Rule 497(e) (SEC Accession No. 0001193125-14-348725).